27. Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2017
Research And Development And Energy Efficiency
Research and Development and Energy Efficiency

In accordance with Law No. 9,991/2000, concessionaires and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector, and the electric power distribution concessionaires must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector, according to ANEEL Normative Resolutions No. 504/2012 and 556/2013, and updated by Sub-module 5.6 - Research and Development - R&D and Energy Efficiency - EE Approved by RN ANEEL No. 737/2016.

27.1    Balances recognized for investment in Research and Development (R&D) and the Energy Efficiency Program (EEP)

	Amounts payable, before any related prepayments	Amounts payable to regulatory agencies	Other amounts payable	Balance as of	Balance as of
				12.31.2017	12.31.2016
Research and Development - R&D
National Fund for Scientific and Technological Development - FNDCT	-	5,232	-	5,232	4,603
MME	-	2,616	-	2,616	2,302
R&D	103,617	-	212,504	316,121	294,088
	103,617	7,848	212,504	323,969	300,993
Energy efficiency program - EEP
National Program of Electricity Conservation - Procel	-	6,041	-	6,041	4,932
EEP	22,854	-	179,611	202,465	177,964
	22,854	6,041	179,611	208,506	182,896
	126,471	13,889	392,115	532,475	483,889
			Current	282,766	231,513
			Noncurrent	249,709	252,376

27.2    Changes in R&D and EEP balances

	FNDCT	MME	P&D	Procel	PEE	Total
Balance as of January 1, 2016	5,762	2,882	252,828	-	137,521	398,993
Additions	25,535	12,768	25,534	4,804	31,398	100,039
Performance agreement	-	-	-	-	1,907	1,907
Selic interest rate (Note 34)	-	-	25,861	128	15,792	41,781
Payments	(26,694)	(13,348)	-	-	-	(40,042)
Concluded projects	-	-	(10,135)	-	(8,654)	(18,789)
Balance as of December 31, 2016	4,603	2,302	294,088	4,932	177,964	483,889
Additions	29,956	14,978	29,956	8,500	34,000	117,390
Performance agreement	-	-	-	-	1,363	1,363
Selic interest rate (Note 34)	-	-	19,544	(128)	14,929	34,345
Payments	(29,327)	(14,664)	-	(7,263)	-	(51,254)
Concluded projects	-	-	(27,467)	-	(25,791)	(53,258)
Balance as of December 31, 2017	5,232	2,616	316,121	6,041	202,465	532,475